Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	$ 16,675	$ 123,375
Depreciation charge	40,414	34,438
Buildings [member]
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	4,925	19,219
Depreciation charge	12,774	14,394
Vehicles [member]
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	11,750	104,156
Depreciation charge	$ 27,640	$ 20,044